UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        February 10, 2010
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          62

Form 13F Information Table Value Total:  $ 270,947 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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


COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                      VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS        CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


3COM CORP                    COM        885535104  16875  2250000   SH                      DEFINED     1          0 2250000     0
3COM CORP                    COM        885535104   5625   750000   SH                      SOLE              750000       0     0
AFFILIATED COMPUTER SERVICES COM CL A   008190100  35769   599250   SH                      DEFINED     1          0  599250     0
AFFILIATED COMPUTER SERVICES COM CL A   008190100  11923   199750   SH                      SOLE              199750       0     0
ALVARION LTD                 SHS        M0861T100   1195   319409   SH                      DEFINED     1          0  319409     0
ALVARION LTD                 SHS        M0861T100    796   212939   SH                      SOLE              212939       0     0
AMERICAN INTL GROUP          CV 8.5%    026874115   5496   493734   SH                      DEFINED     1          0  493734     0
AMERICAN INTL GROUP          CV 8.5%    026874115   2796   246866   SH                      SOLE              246866       0     0
AVIS BUDGET GROUP            COM        053774105   4038   307800   SH                      DEFINED     1          0  307800     0
AVIS BUDGET GROUP            COM        053774105   1346   102600   SH                      SOLE              102600       0     0
BJ SERVICES CO               COM        055482103  11236   604109   SH                      DEFINED     1          0  604109     0
BJ SERVICES CO               COM        055482103   3746   201369   SH                      SOLE              201369       0     0
BURLINGTON NORTHERN SANTA FE COM        12189T104  17752   180000   SH                      DEFINED     1          0  180000     0
BURLINGTON NORTHERN SANTA FE COM        12189T104   5917    60000   SH                      SOLE               60000       0     0
CAREER EDUCATION CORP        COM        141665109    298   140000   SH       PUT            DEFINED     1          0  140000     0
CAREER EDUCATION CORP        COM        141665109    123    60000   SH       PUT            SOLE               60000       0     0
CIT GROUP INC                COM NEW    125581801   1332    48233   SH                      DEFINED     1          0   48233     0
CIT GROUP INC                COM NEW    125581801    499    18087   SH                      SOLE               18087       0     0
DANA HOLDINGS CORP           COM        235825205    407    37500   SH                      DEFINED     1          0   37500     0
DANA HOLDINGS CORP           COM        235825205    136    12500   SH                      SOLE               12500       0     0
DIRECTV                      COM CL A   25490A101   3508   105195   SH                      DEFINED     1          0  105195     0
DIRECTV                      COM CL A   25490A101   1184    35505   SH                      SOLE               35505       0     0
DIRECTV                      COM        25490A101    336   280000   SH       CALL           DEFINED     1          0  280000     0
DIRECTV                      COM        25490A101    144   120000   SH       CALL           SOLE              120000       0     0
DIRECTV                      COM        25490A101     61    70000   SH       CALL           DEFINED     1          0   70000     0
DIRECTV                      COM        25490A101     26    30000   SH       CALL           SOLE               30000       0     0
DISH NETWORK CORP            COM        25470M109   1061    51100   SH                      DEFINED     1          0   51100     0
DISH NETWORK CORP            COM        25470M109    455    21900   SH                      SOLE               21900       0     0
ENCORE ACQUISITION CO        COM        29255W100   5730   119328   SH                      DEFINED     1          0  119328     0
ENCORE ACQUISITION CO        COM        29255W100   1910    39776   SH                      SOLE               39776       0     0
ITT EDUCATIONAL SERVICES INC COM NEW    45068B109    216    84000   SH       PUT            DEFINED     1          0   84000     0
ITT EDUCATIONAL SERVICES INC COM NEW    45068B109     94    36000   SH       PUT            SOLE               36000       0     0
HARTFORD FINL SVCS GROUP INC COM        416515104  10177   437523   SH                      DEFINED     1          0  437523     0
HARTFORD FINL SVCS GROUP INC COM        416515104   3384   145477   SH                      SOLE              145477       0     0
HERTZ GLOBAL HOLDINGS INC    COM        42805T105   2682   225000   SH                      DEFINED     1          0  225000     0
HERTZ GLOBAL HOLDINGS INC    COM        42805T105   894     75000   SH                      SOLE               75000       0     0
IMS HEALTH INC               COM        449934108  22113  1050000   SH                      DEFINED     1          0 1050000     0
IMS HEALTH INC               COM        449934108   7371   350000   SH                      SOLE              350000       0     0
JETBLUE AIRWAYS CORP         COM        477143101   1817   333342   SH                      DEFINED     1          0  333342     0
JETBLUE AIRWAYS CORP         COM        477143101    908   166658   SH                      SOLE              166658       0     0
LIMELIGHT NETWORKS INC       COM        53261M104   1020   259505   SH                      DEFINED     1          0  259505     0
LIMELIGHT NETWORKS INC       COM        53261M104    680   172999   SH                      SOLE              172999       0     0
NAVISTAR INTL CORP NEW       COM        63934E108   3865   100000   SH                      DEFINED     1          0  100000     0
NAVISTAR INTL CORP NEW       COM        63934E108   1933    50000   SH                      SOLE               50000       0     0
QWEST COMMUNICATIONS INTL IN COM        749121109   1029   244500   SH                      DEFINED     1          0  244500     0
QWEST COMMUNICATIONS INTL IN COM        749121109    343    81500   SH                      SOLE               81500       0     0
RITE AID CORP                COM        767754104   1510  1000015   SH                      DEFINED     1          0 1000015     0
RITE AID CORP                COM        767754104    755   500022   SH                      SOLE              500022       0     0
STMICROELECTRONICS N V       NYREGISTRY 861012102   1391   150000   SH                      DEFINED     1          0  150000     0
STMICROELECTRONICS N V       NYREGISTRY 861012102   1391   150000   SH                      SOLE              150000       0     0
SUN MICROSYSTEMS INC         COM NEW    866810203   5622   600000   SH                      DEFINED     1          0  600000     0
SUN MICROSYSTEMS INC         COM NEW    866810203   2811   300000   SH                      SOLE              300000       0     0
SUPERVALU INC                COM        868536103   6143   483334   SH                      DEFINED     1          0  483334     0
SUPERVALU INC                COM        868536103   3072   241666   SH                      SOLE              241666       0     0
UNISYS CORP                  COM NEW    909214306   5784   150000   SH                      DEFINED     1          0  150000     0
UNISYS CORP                  COM NEW    909214306   1928    50000   SH                      SOLE               50000       0     0
VODAFONE GROUP PLC NEW       SPONS ADR  92857W209   3819   165381   SH                      DEFINED     1          0  165381     0
VODAFONE GROUP PLC NEW       SPONS ADR  92857W209   1261    54619   SH                      SOLE               54619       0     0
WELLCARE HEALTH PLANS INC    COM        94946T106   1980    53873   SH                      DEFINED     1          0   53873     0
WELLCARE HEALTH PLANS INC    COM        94946T106    663    18027   SH                      SOLE               18027       0     0
XTO ENERGY INC               COM        98385X106  24428   525000   SH                      DEFINED     1          0  525000     0
XTO ENERGY INC               COM        98385X106   8143   175000   SH                      SOLE              175000       0     0
